Share-based payments - Summary of valuation for each tranche of options (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 AUD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($) yr $ / shares
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 04, 2015	Mar. 04, 2015	Mar. 04, 2015
Expiry date	Dec. 16, 2019	Dec. 16, 2019	Dec. 16, 2019
Share price at Grant Date | $ / shares			$ 0.180
Exercise price	$ 0.150	$ 1.50	$ 1.500
Volatility (%)			120.00%
Remaining Option Life | yr			2.46
Risk free Rate			2.07%
Fair value per option	$ 1.500		$ 1.500
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 04, 2015	Mar. 04, 2015	Mar. 04, 2015
Expiry date	Dec. 18, 2019	Dec. 18, 2019	Dec. 18, 2019
Share price at Grant Date | $ / shares			$ 0.180
Exercise price	$ 0.150	$ 1.50	$ 1.500
Volatility (%)			120.00%
Remaining Option Life | yr			2.47
Risk free Rate			2.07%
Fair value per option	$ 1.500		$ 1.500
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 24, 2015	Jun. 24, 2015	Jun. 24, 2015
Expiry date	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020
Share price at Grant Date | $ / shares			$ 0.245
Exercise price	$ 0.400	$ 4.00	$ 4.000
Volatility (%)			150.00%
Remaining Option Life | yr			3.00
Risk free Rate			2.02%
Fair value per option	$ 2.170		$ 2.170
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 15, 2015	Oct. 15, 2015	Oct. 15, 2015
Expiry date	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020
Share price at Grant Date | $ / shares			$ 0.140
Exercise price	$ 0.220	$ 2.20	$ 2.200
Volatility (%)			158.11%
Remaining Option Life | yr			3.38
Risk free Rate			2.04%
Fair value per option	$ 1.280		$ 1.280
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 18, 2016	Mar. 18, 2016	Mar. 18, 2016
Expiry date	Feb. 01, 2021	Feb. 01, 2021	Feb. 01, 2021
Share price at Grant Date | $ / shares			$ 0.115
Exercise price	$ 0.199	$ 1.99	$ 1.990
Volatility (%)			130.00%
Remaining Option Life | yr			3.59
Risk free Rate			2.00%
Fair value per option	$ 0.810		$ 0.810
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 18, 2016	Mar. 18, 2016	Mar. 18, 2016
Expiry date	Feb. 01, 2021	Feb. 01, 2021	Feb. 01, 2021
Share price at Grant Date | $ / shares			$ 0.115
Exercise price	$ 0.199	$ 1.99	$ 1.990
Volatility (%)			130.00%
Remaining Option Life | yr			3.59
Risk free Rate			2.00%
Fair value per option	$ 0.860		$ 0.860
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 18, 2016	Mar. 18, 2016	Mar. 18, 2016
Expiry date	Feb. 01, 2021	Feb. 01, 2021	Feb. 01, 2021
Share price at Grant Date | $ / shares			$ 0.115
Exercise price	$ 0.261	$ 2.61	$ 2.610
Volatility (%)			130.00%
Remaining Option Life | yr			3.59
Risk free Rate			2.00%
Fair value per option	$ 0.870		$ 0.870
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 05, 2016	Sep. 05, 2016	Sep. 05, 2016
Expiry date	Sep. 05, 2021	Sep. 05, 2021	Sep. 05, 2021
Share price at Grant Date | $ / shares			$ 0.105
Exercise price	$ 0.163	$ 1.63	$ 1.630
Volatility (%)			122.00%
Remaining Option Life | yr			4.19
Risk free Rate			1.60%
Fair value per option	$ 0.840		$ 0.840
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 12, 2016	Oct. 12, 2016	Oct. 12, 2016
Expiry date	Oct. 17, 2021	Oct. 17, 2021	Oct. 17, 2021
Share price at Grant Date | $ / shares			$ 0.098
Exercise price	$ 0.156	$ 1.56	$ 1.560
Volatility (%)			122.00%
Remaining Option Life | yr			4.30
Risk free Rate			1.89%
Fair value per option	$ 0.780		$ 0.780
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016
Expiry date	Nov. 01, 2021	Nov. 01, 2021	Nov. 01, 2021
Share price at Grant Date | $ / shares			$ 0.090
Exercise price	$ 0.138	$ 1.38	$ 1.380
Volatility (%)			122.00%
Remaining Option Life | yr			4.34
Risk free Rate			1.87%
Fair value per option	$ 0.720		$ 0.720
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 21, 2016	Nov. 21, 2016	Nov. 21, 2016
Expiry date	Nov. 23, 2021	Nov. 23, 2021	Nov. 23, 2021
Share price at Grant Date | $ / shares			$ 0.092
Exercise price	$ 0.138	$ 1.38	$ 1.380
Volatility (%)			122.00%
Remaining Option Life | yr			4.40
Risk free Rate			2.10%
Fair value per option	0.730		$ 0.730
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Aug. 07, 2017	Aug. 07, 2017
Expiry date		Aug. 07, 2022	Aug. 07, 2022
Share price at Grant Date | $ / shares			$ 0.430
Exercise price		$ 0.67	$ 0.670
Volatility (%)			74.50%
Remaining Option Life | yr			4.00
Risk free Rate			1.95%
Fair value per option	0.206		$ 0.206
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Feb. 05, 2018	Feb. 05, 2018
Expiry date		Feb. 05, 2023	Feb. 05, 2023
Share price at Grant Date | $ / shares			$ 0.500
Exercise price		$ 0.78	$ 0.780
Volatility (%)			74.50%
Remaining Option Life | yr			3.00
Risk free Rate			1.95%
Fair value per option	$ 0.200		$ 0.200